Contingent Liabilities	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Contingent Liabilities	NOTE 25. CONTINGENT LIABILITIES There were no material contingent liabilities in existence at June 30, 2023 and June 30, 2022.